LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

3. LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	2022	2021
Furniture and education equipment	$22,917	$22,731
Computer equipment and software	68,248	72,718
Leasehold improvements	73,135	79,511
	$164,300	$174,960
Less: accumulated depreciation	(147,929)	(144,563)
	$16,371	$30,397

Depreciation expense for the years ended December 31, 2022 and 2021 was $15,394 and $45,448, respectively. The Company did not record any long-lived asset impairment losses during the years ended December 31, 2022 and 2021.